Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.1%)
Advantage Solutions, Inc.*	347,714	988
Frontier Communications Parent, Inc. *	38,700	606
The New York Times Co. - Class A	97,500	4,017
Nexstar Media Group, Inc.	2,500	358

Total		5,969

Consumer Discretionary (10.0%)
Academy Sports &
Outdoors, Inc.	14,800	700
Asbury Automotive
Group, Inc. *	16,000	3,681
BJ’s Restaurants, Inc. *	54,920	1,288
Caleres, Inc.	56,700	1,631
CAVA Group, Inc. *	104,758	3,209
Cavco Industries, Inc. *	4,781	1,270
Dorman Products, Inc.*	36,720	2,782
Dutch Bros, Inc. *	41,746	971
Farfetch, Ltd. *	174,000	364
FIGS, Inc. *	285,787	1,686
Floor & Decor Holdings, Inc. *	13,200	1,195
Kohl’s Corp.	38,900	815
LCI Industries	24,793	2,911
Marriott Vacations Worldwide Corp.	23,402	2,355
Meritage Homes Corp.	37,894	4,638
Monro, Inc.	81,218	2,255
Oxford Industries, Inc.	6,600	634
Papa John’s International, Inc.	52,923	3,610
Peloton Interactive, Inc.*	103,500	523
Petco Health & Wellness Co., Inc. *	176,783	723
Pool Corp.	3,409	1,214
Savers Value Village, Inc.*	21,307	398
Steven Madden, Ltd.	114,849	3,649
Strategic Education, Inc.	76,742	5,775
Visteon Corp. *	13,367	1,845
Wyndham Hotels & Resorts, Inc.	19,000	1,321

Total		51,443

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (2.2%)
Coca-Cola Consolidated, Inc.	3,482	2,216
Nomad Foods, Ltd. *	262,615	3,997
Oddity Tech, Ltd. *	8,939	253
Post Holdings, Inc. *	30,111	2,582
The Simply Good Foods Co. *	68,442	2,362

Total		11,410

Energy (9.8%)
Cactus, Inc.	106,954	5,370
ChampionX Corp.	217,950	7,763
CONSOL Energy, Inc.	11,500	1,206
Enerflex, Ltd.	400,800	2,297
Frank’s International NV*	143,200	3,327
Liberty Energy, Inc.	171,692	3,180
Magnolia Oil & Gas Corp.	138,961	3,184
Matador Resources Co.	170,046	10,114
Permian Resources Corp.	93,700	1,308
Range Resources Corp.	163,800	5,309
Southwestern Energy Co.*	452,000	2,915
TechnipFMC PLC	226,300	4,603

Total		50,576

Financials (26.1%)
BankUnited, Inc. Cathay General	229,190	5,203
Bancorp	72,500	2,520
Columbia Banking System, Inc.	206,849	4,199
CrossFirst Bankshares, Inc.*	177,654	1,793
Eastern Bankshares, Inc.	417,797	5,239
FB Financial Corp.	129,243	3,665
First American Financial Corp.	43,033	2,431
Green Dot Corp. - Class A *	140,955	1,963
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	173,403	3,676
HarborOne Bancorp, Inc.	219,642	2,091
Home BancShares, Inc.	254,516	5,330
Houlihan Lokey, Inc.	55,123	5,905

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
James River Group Holdings, Ltd.	134,353	2,062
Live Oak Bancshares, Inc.	132,320	3,831
National Bank Holding Corp. - Class A	128,121	3,813
NerdWallet, Inc. *	88,619	788
Origin Bancorp, Inc.	86,002	2,483
PennyMac Financial Services, Inc.	102,147	6,803
PennyMac Mortgage Investment Trust	209,976	2,604
Pinnacle Financial Partners, Inc.	110,722	7,423
Popular, Inc.	88,353	5,567
PRA Group, Inc. *	53,259	1,023
ProAssurance Corp.	163,968	3,097
PROG Holdings, Inc. *	79,886	2,653
Radian Group, Inc.	224,434	5,636
Ryan Specialty Group Holdings, Inc. *	85,315	4,129
Sandy Spring Bancorp, Inc.	102,500	2,197
South State Corp.	74,800	5,038
Southern First Bancshares, Inc. *	63,265	1,704
StepStone Group, Inc.	39,850	1,258
Texas Capital Bancshares, Inc. *	70,854	4,173
Towne Bank	159,291	3,653
Veritex Holdings, Inc.	95,997	1,723
Virtus Investment Partners, Inc.	18,615	3,760
Voya Financial, Inc.	25,200	1,675
Walker & Dunlop, Inc.	46,463	3,449
Webster Financial Corp.	80,356	3,239
Western Alliance Bancorp	61,876	2,844
WSFS Financial Corp.	109,528	3,998

Total		134,638

Health Care (9.0%)
Agiliti, Inc. *	69,701	452
Alignment Healthcare, Inc.*	178,800	1,241
Apellis Pharmaceuticals, Inc.*	40,824	1,553
Ascendis Pharma A/S *	21,200	1,985
Atrion Corp.	4,717	1,949
Avanos Medical, Inc. *	54,200	1,096
Blueprint Medicines Corp.*	35,450	1,780

Small Cap Value Portfolio

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Health Care continued
CRISPR Therapeutics AG*	24,100	1,094
Embecta Corp.	16,631	250
Ensign Group, Inc.	39,132	3,637
Icosavax, Inc. *	92,053	713
Insmed, Inc. *	132,492	3,345
Ionis Pharmaceuticals, Inc.*	58,800	2,667
Karuna Therapeutics, Inc.*	14,305	2,419
Kymera Therapeutics, Inc.*	41,038	570
Lantheus Holdings, Inc.*	27,900	1,939
MacroGenics, Inc. *	124,000	578
MoonLake	8,198	467
MultiPlan Corp. *	930,041	1,563
Option Care Health, Inc.*	38,850	1,257
The Pennant Group, Inc.*	94,704	1,054
Phreesia, Inc. *	52,655	984
QuidelOrtho Corp. *	45,370	3,314
Select Medical Holdings Corp.	215,183	5,438
Structure Therapeutics, Inc., ADR *	14,900	751
Syndax Pharmaceuticals, Inc.*	54,215	787
Ventyx Biosciences, Inc.*	17,900	622
Verve Therapeutics, Inc.*	33,100	439
Xencor, Inc. *	81,696	1,646
Zentalis Pharmaceuticals, Inc.*	36,309	728

Total		46,318

Industrials (14.1%)
Alamo Group, Inc.	14,235	2,461
Allegiant Travel Co.	33,590	2,582
Aris Water Solutions, Inc.	41,775	417
Beacon Roofing Supply, Inc. *	71,382	5,508
Brady Corp. - Class A	70,225	3,857
Casella Waste Systems, Inc. - Class A *	19,500	1,488
Conduent, Inc. *	371,600	1,293
ESAB Corp.	47,268	3,319
ESCO Technologies, Inc.	26,732	2,792
FTI Consulting, Inc. *	12,157	2,169
Helios Technologies, Inc.	56,692	3,145
Herc Holdings, Inc.	17,500	2,081

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Industrials continued
John Bean
Technologies Corp.	13,800	1,451
Landstar System, Inc.	27,675	4,897
McGrath RentCorp	37,371	3,746
Moog, Inc. - Class A	18,100	2,045
MSA Safety, Inc.	12,080	1,904
Parsons Corp. *	57,441	3,122
Paycor HCM, Inc. *	121,408	2,772
RBC Bearings, Inc. *	13,109	3,069
The Shyft Group, Inc.	68,800	1,030
SPX Technologies, Inc.*	20,212	1,645
UFP Industries, Inc.	91,949	9,416
UniFirst Corp.	9,000	1,467
Valmont Industries, Inc.	9,467	2,274
Zurn Water Solutions Corp.	111,322	3,119

Total		73,069

Information Technology (6.3%)
Belden, Inc.	23,219	2,242
Diodes, Inc. *	15,600	1,230
DoubleVerify Holdings, Inc.*	65,100	1,820
Entegris, Inc.	7,449	699
Envestnet, Inc. *	13,847	610
Lattice Semiconductor Corp.*	22,000	1,890
Littelfuse, Inc.	24,327	6,017
MACOM Technology Solutions Holdings, Inc.*	38,600	3,149
Mirion Technologies, Inc.*	237,525	1,774
nCino, Inc. *	59,716	1,899
Onto Innovation, Inc. *	23,793	3,034
PAR Technology Corp.*	13,500	520
Viavi Solutions, Inc. *	185,800	1,698
Vishay Intertechnology, Inc.	66,300	1,639
Vontier Corp.	89,900	2,780
Workiva, Inc. *	13,969	1,416

Total		32,417

Materials (5.0%)
Alpha Metallurgical Resources, Inc.	2,700	701
Carpenter Technology Corp.	43,236	2,906
Clearwater Paper Corp.*	79,343	2,876
Constellium SE *	256,357	4,666
Element Solutions, Inc.	195,574	3,835
Myers Industries, Inc.	113,217	2,030
Orion Engineered Carbons SA	105,417	2,243
Quaker Chemical Corp.	13,012	2,082

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Materials continued
Reliance Steel &
Aluminum Co.	17,166	4,502

Total		25,841

Real Estate (9.5%)
Apple Hospitality REIT, Inc.	377,595	5,792
CubeSmart LP	88,500	3,374
EastGroup Properties, Inc.	28,079	4,676
Essential Properties Realty Trust, Inc.	129,115	2,793
FirstService Corp.	22,131	3,221
Independence Realty Trust, Inc.	149,300	2,101
iStar, Inc.	86,142	1,533
NETSTREIT Corp.	159,936	2,492
NexPoint Residential Trust, Inc.	41,600	1,339
Opendoor Technologies, Inc. *	326,500	862
Phillips Edison & Co., Inc.	16,200	543
PotlatchDeltic Corp.	86,207	3,913
Saul Centers, Inc.	90,854	3,204
The St. Joe Co.	83,544	4,539
Terreno Realty Corp.	104,360	5,928
Tricon Residential, Inc.	397,294	2,940

Total		49,250

Utilities (4.3%)
Artesian Resources Corp.	23,351	981
California Water Service Group	58,236	2,755
Chesapeake Utilities Corp.	16,240	1,587
IDACORP, Inc.	70,317	6,585
MGE Energy, Inc.	74,834	5,127
NorthWestern Corp.	47,538	2,285
ONE Gas, Inc.	42,308	2,889

Total		22,209

Total Common Stocks (Cost: $440,567)		503,140

Small Cap Value Portfolio

Warrants (0.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (0.0%)
Advantage Solutions, Inc.*	19,088	4

Total		4

Total Warrants (Cost: $25)		4

Total Investments (97.4%) (Cost: $440,592)@		503,144

Other Assets, Less Liabilities (2.6%)		13,527

Net Assets (100.0%)		516,671

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $440,592 and the net unrealized appreciation of investments based on that cost was $62,552 which is comprised of $121,428 aggregate gross unrealized appreciation and $58,876 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

Common Stocks	$503,140	$—	$—

Warrants	4	—	—

Total Assets:	$503,144	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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